Indebtedness - Debt Outstanding Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 12,789
2015	984
2016	555
2017	95,000
2018
Notes Payable
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	11,586
2015	71
2016	19
2018
Credit Agreement
Long Term Debt Maturities Repayments Of Principal [Line Items]
2017	95,000
2018
Capitalized Lease Obligations
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	1,203
2015	913
2016	536
2018